UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03310

Name of Fund:   Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

ANNUAL REPORT

Retirement Reserves Money Fund  |  of Retirement Series Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the 12-Month Period Ended April 30, 2016

After seven years of near-zero interest rate policy, the Federal Open Market Committee (the “FOMC”) in a unanimous decision raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting. The FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. Following broader financial market turmoil in early 2016, the FOMC left rates unchanged for the remainder of the 12-month period ended April 30, 2016 and tempered its outlook for the future path of interest rates.

We believe at least one 25 basis point (0.25%) rate hike in 2016 is possible should recent upward pressure on inflation prove lasting and labor market and financial conditions remain supportive of such an action. This possibility, combined with the expectation that money market reform to be implemented in 2016 may cause a shift in flows from prime to government money funds, is likely to keep demand skewed toward shorter tenors in fixed rate securities as investors maintain a defensive posture.

In the Eurozone, the European Central Bank (“ECB”) provided additional stimulus on multiple occasions during the period. The deposit rate was reduced by 20 basis points (0.20%) to a negative 0.40%, while the refinancing and marginal lending rates were each lowered by five basis points (0.05%) to 0.00% and 0.25%, respectively. The size and scope of the ECB’s bond-buying program were also expanded, with the inclusion of non-financial Eurozone corporate bonds. At the ECB’s most recent meeting, President Draghi offered guidance that rates would stay low (or move lower) for an extended period of time.

The Bank of England left its benchmark rate unchanged at 0.50%. On June 23, 2016, the United Kingdom will vote on its continued membership or a “Brexit” from the European Union. The upcoming referendum has been a key focus for investors and has served as a deterrent to the further normalization of monetary policy.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a result of the hike in rates by the FOMC and speculation of another possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.637%, which is just over 41 basis points (0.41%) higher than it had been 12 months prior.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Fund Information as of April 30, 2016

Investment Objective

Retirement Reserves Money Fund’s (the “Fund”) investment objective is to seek current income, preservation of capital and liquidity available from investing in a diversified portfolio of short-term money market securities.

The Board of Trustees of the Fund (the ”Board”) approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on January 4, 2016.

Current Seven-Day Yields
	7-Day SEC Yields	7-Day Yields
Class I	0.00%	0.00%
Class II	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains. Past performance is not indicative of future results.

Portfolio Composition
Percent of Net Assets
U.S. Government Sponsored Agency Obligations	57%
Repurchase Agreements	40
U.S. Treasury Obligations	4
Liabilities in Excess of Other Assets	(1)

Total	100%

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class I	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.22	$1.66	0.33%
Class II	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.22	$1.66	0.33%

[1]

For each class of the Fund, expenses are equal to the annualized net expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	5

Schedule of Investments April 30, 2016	(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae:
0.39%, 7/11/16 (a)	$10,000	$9,992,200
0.46%, 7/20/17 (b)	6,000	5,999,623
0.45%, 8/16/17 (b)	10,000	9,998,690
0.45%, 10/05/17 (b)	10,500	10,497,703
Federal Farm Credit Bank:
0.40%, 9/29/16 (a)	9,465	9,449,015
0.44%, 11/10/16 (b)	12,000	11,999,356
0.46%, 3/16/17 (b)	13,000	12,997,670
0.51%, 11/20/17 (b)	10,000	9,999,213
0.47%, 11/22/17 (b)	9,000	8,998,567
0.57%, 12/04/17 (b)	15,000	15,000,000
0.56%, 1/23/18 (b)	3,745	3,745,064
0.62%, 4/04/18 (b)	5,000	4,999,029
0.64%, 6/18/18 (b)	5,325	5,326,190
Federal Home Loan Bank:
0.41%, 5/04/16 (a)	8,040	8,039,634
0.39%, 5/11/16 (a)	10,000	9,998,814
0.39%, 5/26/16 - 6/10/16 (a)	22,000	21,992,004
0.40%, 6/01/16 - 6/03/16 (a)	20,605	20,597,340
0.40%, 6/01/16 (a)	42,575	42,560,051
0.25%, 6/03/16 (a)	9,300	9,297,804
0.37%, 6/22/16 (a)	7,405	7,400,966
0.34%, 7/05/16 - 7/29/16 (a)	70,705	70,652,074
0.49%, 8/10/16 (a)	28,000	27,961,127
0.50%, 9/19/16 - 9/27/16 (a)	24,000	23,951,556
0.51%, 9/23/16 (a)	8,000	7,983,453
0.45%, 10/11/16	7,125	7,123,787
0.46%, 10/21/16 (a)	6,000	5,986,834
0.46%, 10/28/16 (a)	10,905	10,879,560
0.58%, 11/25/16 (b)	15,000	15,000,000
0.58%, 12/23/16 (a)	5,530	5,508,885
0.59%, 1/06/17 (b)	10,000	10,000,000
0.49%, 2/07/17 (b)	5,000	4,999,386
0.55%, 4/05/17 (b)	7,585	7,585,000
0.54%, 8/25/17 (b)	7,885	7,885,000
Freddie Mac (a):
0.39%, 5/06/16 - 7/05/16	31,465	31,449,629
0.44%, 6/02/16	15,500	15,493,748
0.37%, 7/06/16	11,500	11,492,081
0.38%, 7/07/16	15,000	14,989,233
0.43%, 7/13/16 - 9/12/16	22,785	22,753,360
0.46%, 7/22/16	14,000	13,985,152
Total U.S. Government Sponsored Agency Obligations — 56.8%		554,568,798

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.60%, 6/16/16	10,000	9,992,363
0.65%, 3/02/17	4,915	4,888,262
U.S. Treasury Notes:
0.38%, 5/31/16	10,000	9,999,695
0.42%, 10/31/17(b)	12,608	12,602,609
Total U.S. Treasury Obligations — 3.9%		37,482,929

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,000,467, collateralized by various U.S. Treasury Obligations, 1.00% to 4.75%, due 8/15/17 to 12/31/21, original par and fair values of $19,838,400 and $20,400,052, respectively)	$20,000	$20,000,000
BNP Paribas Securities Corp., 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,000,025 collateralized by various U.S. Government Sponsored Agency Obligations, 2.09% to 6.00%, due 9/01/22 to 12/01/40, original par and fair values of $1,343,600 and $1,030,000, respectively)	1,000	1,000,000
BNP Paribas Securities Corp., 0.27%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $20,001,050, collateralized by various U.S. Treasury Obligations, 0.75% to 1.63%, due 4/30/19 to 2/15/45, original par and fair values of $21,062,500 and $20,400,029, respectively)	20,000	20,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $41,830,081)		41,000,000
Goldman Sachs & Co., 0.37%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $13,000,935, collateralized by a U.S. Government Sponsored Agency Obligation, 4.00%, due 2/01/46, original par and fair value of $12,444,738 and $13,390,001, respectively)	13,000	13,000,000
Goldman Sachs & Co., 0.37%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $8,000,576, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 2/01/30, original par and fair value of $8,928,001 and $8,240,001, respectively)	8,000	8,000,000
Total Value of Goldman Sachs & Co. (collateral value of $21,630,002)		21,000,000
J.P. Morgan Securities LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,242, collateralized by a U.S. Treasury Obligation, 2.00%, due 11/30/20, original par and fair value of $9,805,000 and $10,201,528, respectively)	10,000	10,000,000
J.P. Morgan Securities LLC, 0.61%, 5/03/16 (Purchased on 3/31/16 to be repurchased at $22,012,277, collateralized by a U.S. Government Sponsored Agency Obligation, 3.00%, due 4/01/41, original par and fair value of $22,035,000 and $22,662,555, respectively) (c)	22,000	22,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $32,864,083)		32,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,233 collateralized by a U.S. Government Sponsored Agency Obligation, 4.50%, due 4/20/44, original par and fair value of $17,077,956 and $10,200,000, respectively)	10,000	10,000,000

See Notes to Financial Statements.

6	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Schedule of Investments (continued)

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,250 collateralized by a U.S. Treasury Obligation, 3.75%, due 11/15/43, original par and fair value of $8,211,900 and $10,200,015, respectively)	$10,000	$10,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $20,400,015 )		20,000,000
Mizuho Securities USA, Inc., 0.33%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $15,000,413, collateralized by a U.S. Treasury Obligation, 3.63%, due 2/15/20, original par and fair value of $13,893,000 and $15,300,021, respectively)	15,000	15,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $15,300,021)		15,000,000
Morgan Stanley & Co. LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $15,000,363 collateralized by various U.S. Government Sponsored Agency Obligations, 1.38% to 5.75%, due 3/02/20 to 12/07/28, original par and fair values of $15,002,000 and $15,300,162, respectively)	15,000	15,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $15,300,162)		15,000,000
RBC Capital Markets LLC, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,000,450 collateralized by a U.S. Treasury Obligation, 4.50%, due 8/15/39, original par and fair value of $14,973,800 and $20,400,131, respectively)	20,000	20,000,000
RBC Capital Markets LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,000,483 collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% to 6.46%, due 6/01/30 to 5/01/46, original par and fair values of $561,047,484 and $21,247,175, respectively)	20,000	20,000,000
Total Value of RBC Capital Markets LLC (collateral value of $41,647,306)		40,000,000
Societe Generale SA, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $64,475,558, collateralized by various U.S. Treasury Obligations, 0.63% to 3.63%, due 8/31/16 to 8/15/43, original par and fair values of $60,195,300 and $65,763,553, respectively)	64,474	64,474,000

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.33%, 5/02/16 (Purchased on 4/01/16 to be repurchased at $14,003,978, collateralized by various U.S. Treasury Obligations, 0.75% to 2.63%, due 8/15/20 to 2/15/42, original par and fair values of $13,430,500 and $14,280,097, respectively) (c)	$14,000	$14,000,000
Societe Generale SA, 0.34%, 5/04/16 (Purchased on 4/04/16 to be repurchased at $14,003,967, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 7/31/16 to 8/15/44, original par and fair values of $13,658,615 and $14,280,000, respectively) (c)	14,000	14,000,000
Societe Generale SA, 0.32%, 5/06/16 (Purchased on 4/07/16 to be repurchased at $30,007,733, collateralized by various U.S. Treasury Obligations, 0.00% to 8.13%, due 7/15/16 to 5/15/44, original par and fair values of $28,971,530 and $30,600,000, respectively) (c)	30,000	30,000,000
Total Value of Societe Generale SA (collateral value of $124,923,650)		122,474,000
TD Securities (USA) LLC, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,000,450 collateralized by various U.S. Treasury Obligations, 0.00% to 3.13%, due 6/16/16 to 10/31/16, original par and fair values of $20,049,500 and $20,400,054, respectively)	20,000	20,000,000
TD Securities (USA) LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $30,000,725 collateralized by various U.S. Government Sponsored Agency Obligations, 0.63% to 3.50%, due 11/30/16 to 12/01/45, original par and fair values of $30,407,181 and $30,608,975, respectively)	30,000	30,000,000
Total Value of TD Securities (USA) LLC (collateral value of $51,009,029)		50,000,000
Wells Fargo Securities LLC, 0.31%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $33,001,989, collateralized by various U.S. Government Sponsored Agency Obligations, 3.50%, due 4/01/46, original par and fair values of $32,390,565 and $33,990,000, respectively)	33,000	33,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $33,990,000)		33,000,000
Total Repurchase Agreements — 39.9%		389,474,000
Total Investments (Cost — $981,525,727*) — 100.6%		981,525,727
Liabilities in Excess of Other Assets — (0.6)%		(5,443,038)

Net Assets — 100.0%		$976,082,689

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Variable rate security. Rate as of period end.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	7

Schedule of Investments (concluded)

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$981,525,727	—	$981,525,727
[1] See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank overdraft of $161,744 is categorized as Level 2 within the disclosure hierarchy.

During the year ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

8	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Statement of Assets and Liabilities

April 30, 2016

Assets
Investments at value — unaffiliated (cost — $592,051,727)	$592,051,727
Repurchase agreements, at value (cost — $389,474,000)	389,474,000
Receivables:
Capital shares sold	175,441
Interest	107,592
From the Manager	337,750
Prepaid expenses	63,748

Total assets	982,210,258

Liabilities
Payables:
Bank Overdraft	161,744
Capital shares redeemed	5,336,919
Investment advisory fees	298,627
Officer’s and Trustees’ fees	7,037
Other affiliates	2,961
Other accrued expenses	320,281

Total liabilities	6,127,569

Net Assets	$976,082,689

Net Assets Consist of
Paid-in capital	$976,066,866
Accumulated net realized gain	15,823

Net Assets	$976,082,689

Net Asset Value
Class I — Based on net assets of $949,811,203 and 949,795,805 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

Class II — Based on net assets of $26,271,486 and 26,271,061 shares outstanding, unlimited number of shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	9

Statement of Operations

Year Ended April 30, 2016

Investment Income
Interest	$3,231,326

Expenses
Investment advisory	5,438,891
Transfer agent — class specific	2,208,145
Registration	137,972
Accounting services	86,682
Professional	80,634
Distribution — class specific	58,153
Custodian	51,822
Printing	46,842
Officer and Trustees	35,472
Miscellaneous	32,380

Total expenses	8,176,993
Less:
Fees waived by the Manager	(2,679,766)
Distribution fees waived — class specific	(58,153)
Transfer agent fees reimbursed — class specific	(2,208,145)

Total expenses after fees waived and/or reimbursed	3,230,929

Net investment income	397

Realized Gain
Net realized gain from investments	19,313

Net Increase in Net Assets Resulting from Operations	$19,710

See Notes to Financial Statements.

10	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Statements of Changes in Net Assets

	Year Ended April 30,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$397	$507
Net realized gain	19,313	94,406

Net increase in net assets resulting from operations	19,710	94,913

Distributions to Shareholders[1]
From net investment income:
Class I	(387)	(1,093)
Class II	(10)	(26)
From net realized gain:
Class I	(41,718)	(111,832)
Class II	(1,113)	(2,821)

Decrease in net assets resulting from distributions to shareholders	(43,228)	(115,772)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(221,618,022)	(308,206,699)

Net Assets
Total decrease in net assets	(221,641,540)	(308,227,558)
Beginning of year	1,197,724,229	1,505,951,787

End of year	$976,082,689	$1,197,724,229

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	11

Financial Highlights

	Class I
	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.74%	0.70%	0.65%	0.63%	0.68%

Total expenses after fees waived and/or reimbursed	0.29%	0.23%	0.23%	0.29%	0.26%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$949,811	$1,165,784	$1,474,106	$1,747,331	$2,137,787

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

12	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Financial Highlights (concluded)

	Class II
	Year Ended April 30,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investement income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.90%	0.87%	0.85%	0.87%	0.84%

Total expenses after fees waived and/or reimbursed	0.30%	0.23%	0.23%	0.29%	0.26%

Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of year (000)	$26,271	$31,940	$31,845	$37,788	$43,152

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

See Notes to Financial Statements.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	13

Notes to Financial Statements

1. Organization:

Retirement Reserves Money Fund (the “Fund”) is a series of Retirement Series Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company, which is comprised of a series of separate portfolios offering separate classes of shares to participants in the retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of Bank of America Corporation, acts as passive custodian. The Trust is organized as a Massachusetts business trust. At the present time, the Fund is the only series offered. The Fund is classified as diversified.

The Board of Trustees of the Fund (the “Board”) approved changes to the Fund’s principal investment strategies. Under its new principal investment strategies, the Fund will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on January 4, 2016.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a CDSC. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared and reinvested daily. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges. Effective October 2015, the custodian is imposing fees on certain uninvested cash balances.

14	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Notes to Financial Statements (continued)

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for the Fund and its counterparties. Typically, the Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the Fund, respectively.

In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral. The liability reflects the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”), for 1940 Act purposes.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	15

Notes to Financial Statements (continued)

Investment Advisory

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee, which is determined by calculating a percentage of the Fund’s average daily net assets based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.500%
$1 Billion — $2 Billion	0.450%
$2 Billion — $3 Billion	0.400%
$3 Billion — $4 Billion	0.375%
$4 Billion — $7 Billion	0.350%
$7 Billion — $10 Billion	0.325%
$10 Billion — $15 Billion	0.300%
Greater than $15 Billion	0.290%

Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.20% based upon the average daily net assets of the Fund’s Class II Shares.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended April 30, 2016 the following table shows the class specific distribution fees borne directly by each share class of the Fund:

Class I	Class II	Total
—	$58,153	$58,153

Transfer Agent

For the year ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Class I	Class II	Total
$2,161,728	$46,417	$2,208,145

Expense Waivers and Reimbursements

The Manager and BRIL voluntarily agreed to waive a portion of their respective, management and distribution fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operation as fees waived by the Manager or distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver and/or reimbursement at any time.

Class specific waivers and/or reimbursements are as follows:

	Class I	Class II	Total
Distribution Fees Waived	—	$58,153	$58,153

	Class I	Class II	Total
Transfer Agent Fees Reimbursed	$2,161,728	$46,417	$2,208,145

16	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Notes to Financial Statements (continued)

For the year ended April 30, 2016, the Fund reimbursed the Manager $11,610 for certain accounting services, which is included in accounting services in the Statement of Operations.

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended April 30, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

Tax Character of Distributions

The tax character of distributions paid was as follows:

	4/30/2016	4/30/2015
Ordinary income	$43,228	$111,161
Long-term capital gains	—	4,611

Total	$43,228	$115,772

Tax Components of Accumulated Net Earnings

As of April 30, 2016, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$9,556
Undistributed long-term capital gains	6,267

Total	$15,823

As of April 30, 2016, there were no significant differences between the book and tax components of net assets.

7. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. The changes may affect the Fund’s investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	17

Notes to Financial Statements (concluded)

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

	Year Ended April 30,
Class I	2016	2015
Shares sold	1,624,894,281	2,971,685,153
Shares issued in reinvestment of distributions	41,761	112,431
Shares redeemed	(1,840,886,433)	(3,280,098,882)

Net decrease	(215,950,391)	(308,301,298)

Class II
Shares sold	38,109,227	42,072,568
Shares issued in reinvestment of distributions	1,112	2,835
Shares redeemed	(43,777,970)	(41,980,804)

Net increase (decrease)	(5,667,631)	94,599

Total Net Decrease	(221,618,022)	(308,206,699)

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Report of Independent Registered Public Accounting Firm

To the Shareholders of Retirement Reserves Money Fund and Board of Trustees of Retirement Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Retirement Reserves Money Fund of Retirement Series Trust (the “Fund”) as of April 30, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Retirement Reserves Money Fund of Retirement Series Trust as of April 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts

June 23, 2016

Important Tax Information (Unaudited)

During the fiscal year ended April 30, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund:

Interest-Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents[1]
May 2015 — December 2015	100.00%
January 2016 — April 2016	100.00%

[1]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents aliens and foreign corporations.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	19

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Rodney D. Johnson 1941	Chair of the Board and Trustee	Since 2007	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011.	33 RICs consisting of 153 Portfolios	None
David O. Beim 1940	Trustee	Since 2007	Professor of Professional Practice at the Columbia University Graduate School of Business since 1991; Trustee, Phillips Exeter Academy from 2002 to 2012; Chairman, Wave Hill, Inc. (public garden and cultural center) from 1990 to 2006.	33 RICs consisting of 153 Portfolios	None
Susan J. Carter 1956	Trustee	Since 2016	Director, Pacific Pension Institute since 2014; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest since 2015; Advisory Board Member, Bridges Ventures since 2016.	33 RICs consisting of 153 Portfolios	None
Collette Chilton 1958	Trustee	Since 2015	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	33 RICs consisting of 153 Portfolios	None
Neil A. Cotty 1954	Trustee	Since 2016	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	33 RICs consisting of 153 Portfolios	None
Dr. Matina S. Horner 1939	Trustee	Since 2007	Executive Vice President, Teachers Insurance and Annuity Association and College Retirement Equities Fund from 1989 to 2003.	33 RICs consisting of 153 Portfolios	NSTAR (electric and gas utility)
Cynthia A. Montgomery 1952	Trustee	Since 2007	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012; Director, Harvard Business School Publishing from 2005 to 2010.	33 RICs consisting of 153 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee	Since 2007	Director, Jones and Brown (Canadian insurance broker) since 1998; General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Director, The West Penn Allegheny Health System (a not-for-profit health system) from 2008 to 2013; Partner, Amarna Corporation, LLC (private investment company) from 2002 to 2008.	33 RICs consisting of 153 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company)
Robert C. Robb, Jr. 1945	Trustee	Since 2007	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	33 RICs consisting of 153 Portfolios	None
Mark Stalnecker 1951	Trustee	Since 2015	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee, Winterthur Museum and Country Estate since 2001; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System since 2009; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014.	33 RICs consisting of 153 Portfolios	None

20	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as a Trustee[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Investment Company Directorships During Past Five Years
Independent Trustees[2]
Kenneth L. Urish 1951	Trustee	Since 2007	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Immediate past- Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	33 RICs consisting of 153 Portfolios	None
Claire A. Walton 1957	Trustee	Since 2016	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group since 2009; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	33 RICs consisting of 153 Portfolios	None
Frederick W. Winter 1945	Trustee	Since 2007	Director, Alkon Corporation (pneumatics) since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	33 RICs consisting of 153 Portfolios	None
[1] The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for David O. Beim and Dr. Matina S. Horner until December 31, 2016, which the Board believes is in the best interests of shareholders of the Fund.

[3]    Date shown is the earliest date a person has served on this board. Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Fund’s board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: David O. Beim, 1998, Dr. Matina S. Horner, 2004; Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

Interested Trustees[4]
Barbara G. Novick 1960	Trustee and President	Since 2015	Vice Chairman of BlackRock since 2006; Chair of BlackRock’s Government Relations Steering Committee since 2009; Head of the Global Client Group of BlackRock from 1988 to 2008.	108 RICs consisting of 228 Portfolios	None
John M. Perlowski 1964	Trustee and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (Chief Executive Officer)	Managing Director of BlackRock since 2009; Head of BlackRock Global Fund Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	136 RICs consisting of 326 Portfolios	None
[4] Ms. Novick and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates.
Mr. Perlowski and Ms. Novick are also board members of certain complexes of BlackRock registered open-end and closed-end funds. Mr. Perlowski is also a board member of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex, and Ms. Novick is a board member of the BlackRock Closed-End Complex.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	21

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past Five Years
Officers[2]
John M. Perlowski 1964	Trustee and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (Chief Executive Officer)	See Principal Occupations During Past Five Years under Interested Trustees for details.
Richard Hoerner, CFA 1958	Vice President	Since 2009	Managing Director of BlackRock since 2000; Head of the Global Cash Group since 2013; Co-head of the Global Cash and Securities Lending Group from 2010 to 2013; Member of the Cash Management Group Executive Committee since 2005.
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock since 2016; Director of BlackRock From 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock since 2007; Director of BlackRock in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock since 2014; Director of BlackRock from 2010 to 2013; Secretary of the iShares exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Trustee and Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.
[2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 221-7210

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

	Transfer Agent Financial Data Services, Inc. Jacksonville, FL 32246	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

22	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on February 8, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Trust.

Approved the Trustees* as follows:

	Votes For	Votes Withheld
David O. Beim	1,073,643,682	6,099,110
Susan J. Carter	1,074,850,917	4,891,875
Collette Chilton	1,075,308,826	4,433,966
Neil A. Cotty	1,072,998,378	6,744,414
Matina S. Horner	1,075,596,974	4,145,818
Rodney D. Johnson	1,072,951,798	6,790,994
Cynthia A. Montgomery	1,075,655,707	4,087,085
Joseph P. Platt	1,074,625,154	5,117,638
Robert C. Robb, Jr.	1,073,095,070	6,647,722
Mark Stalnecker	1,073,638,571	6,104,221
Kenneth L. Urish	1,074,626,386	5,116,406
Claire A. Walton	1,074,367,289	5,375,503
Frederick W. Winter	1,073,040,087	6,702,705
Barbara G. Novick	1,074,105,590	5,637,202
John M. Perlowski	1,073,079,135	6,663,657

*	Denotes Trust-wide proposal and voting results.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960; and (2) on the SEC’s website at http://www.sec.gov.

RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016	23

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

24	RETIREMENT RESERVES MONEY FUND	APRIL 30, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

RETRES-4/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –	Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent: Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
Retirement Reserves Money Fund of Retirement Series Trust	$26,713	$26,713	$0	$0	$9,792	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,129,000	$2,391,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

2

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
Retirement Reserves Money Fund of Retirement Series Trust	$9,792	$9,792

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,129,000 and $2,391,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

3

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(b) Certifications – Attached hereto

4

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: July 1, 2016

5